RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Narrative (Details) $ / shares in Units, $ in Millions	1 Months Ended		6 Months Ended
	May 31, 2026 shares $ / shares	Jan. 31, 2026 veryLargeCrudeCarrier	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares) | shares	276,895
Maximum term of options granted	5 years
Exercise price (in USD per share) | $ / shares	$ 36.80
Other related parties and affiliated companies | VLCC vessels | Hemen, Affiliates
Disclosure of transactions between related parties [line items]
Number of newbuildings acquired | veryLargeCrudeCarrier		9
Key management personnel
Disclosure of transactions between related parties [line items]
Liabilities from share-based payment transactions			$ 3.6		$ 9.3
Tranche 1
Disclosure of transactions between related parties [line items]
Vesting period	12 months
Vesting percentage	33.33%
Tranche 2
Disclosure of transactions between related parties [line items]
Vesting period	24 months
Vesting percentage	33.33%
Tranche 3
Disclosure of transactions between related parties [line items]
Vesting period	36 months
Vesting percentage	33.33%
TFG Marine
Disclosure of transactions between related parties [line items]
Share of profit (loss) of associates accounted for using equity method			23.8	$ 0.4
TFG Marine
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions			257.4	$ 251.7
Payables to related parties			$ 25.9		$ 21.2